Appendix I: Scope of Consolidation - Main Consolidated Companies of the Telefonica Group (Details)
€ in Millions, ₨ in Millions, лв in Millions, дин in Millions, £ in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, S/ in Millions, R$ in Millions, Bs.F in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 VEF (Bs.F)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 UYU ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BGN (лв)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 RSD (дин)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of subsidiaries [line items]
Equity	€ 22,749																		€ 27,096	€ 31,708	€ 28,684
Investments accounted for by the equity method	8,375																		€ 8,590
Telefónica de España, S.A.U. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity	€ 1,024
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles España, S.A.U. Wireless communications services provider
Disclosure of subsidiaries [line items]
Equity	€ 209
Proportion of ownership interest (as a percent)	100.00%
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services
Disclosure of subsidiaries [line items]
Equity	€ 8
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Outsourcing, S.A.U. Promotion and networks management
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefónica España Filiales, S.A.U. Organization and operation of multimedia service-related business
Disclosure of subsidiaries [line items]
Equity	€ 226
Proportion of ownership interest (as a percent)	100.00%
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Equity	€ 6
Proportion of ownership interest (as a percent)	100.00%
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Audiovisual Digital, S.L.U. Provision of all type of audiovisual telecommunications services
Disclosure of subsidiaries [line items]
Equity	€ 46
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Technology, S.A.U. Global management and operation of IT systems
Disclosure of subsidiaries [line items]
Equity	€ 16
Proportion of ownership interest (as a percent)	100.00%
Telefónica Educación Digital, S.L.U. Vertical e-learning portal
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Bluevia Fibra S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 68
Proportion of ownership interest (as a percent)	55.00%
Bluevia Fibra S.L.U. | Telefónica España Filiales, S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	30.00%
Bluevia Fibra S.L.U. | Telefónica Infra, S.L.U. Holding company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Solar360 Soluciones de Instalacion y Mantenimiento S.L. Marketing and management in the installation, sale and maintenance of photovoltaic equipment
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	51.00%
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems
Disclosure of subsidiaries [line items]
Equity	€ 5
Proportion of ownership interest (as a percent)	100.00%
Compañía Mayorista de Fibra S.L. Provision of telecommunications services through FTTH network operation
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Deutschland Holding, A.G.
Disclosure of subsidiaries [line items]
Equity	€ 2,975
Proportion of ownership interest (as a percent)	96.85%
Telefónica Deutschland Holding, A.G. | Telefónica Germany Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.22%
Telefónica Deutschland Holding, A.G. | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.63%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator
Disclosure of subsidiaries [line items]
Equity	€ 51
Proportion of ownership interest (as a percent)	96.85%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	96.84%
Telefónica Germany GmbH & Co. OHG Wireless communications services operator | T Germany Management GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
E-Plus Service GmbH Wireless communications services operator
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	96.85%
Telefónica Germany Business Sales GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	96.85%
O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	96.85%
Telefónica Germany 1. Beteiligungsgesellschaft mbH Holding company
Disclosure of subsidiaries [line items]
Equity	€ 5
Proportion of ownership interest (as a percent)	96.85%
Ortel Mobile GmbH Provision of international mobile communications services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	96.85%
Telefónica Germany Retail GmbH Office machinery, computers, peripheral equipment and software
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	96.85%
AY YILDIZ Communications GmbH Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	96.85%
TCHIBO Mobilfunk GmbH & Co. Marketing and sales of mobile services
Disclosure of subsidiaries [line items]
Equity	€ 7
Proportion of ownership interest (as a percent)	48.42%
Telefónica Brazil
Disclosure of subsidiaries [line items]
Equity | R$		R$ 62,071
Proportion of ownership interest (as a percent)	76.49%
Telefónica Brazil | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	38.90%
Telefónica Brazil | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	37.34%
Telefónica Brazil | Telefónica Chile, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.06%
Terra Networks Brasil, Ltda. ISP and portal
Disclosure of subsidiaries [line items]
Equity | R$		317
Proportion of ownership interest (as a percent)	76.49%
Telefônica Infraestructura e Segurança Ltda. Security services and systems
Disclosure of subsidiaries [line items]
Equity | R$		321
Proportion of ownership interest (as a percent)	76.49%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds
Disclosure of subsidiaries [line items]
Equity | R$		145
Proportion of ownership interest (as a percent)	76.96%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	74.96%
Vivo ventures fundo de investimento em participacoes multiestrategia. Investment funds | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	2.00%
Vale Saúde, Administradora de Cartões Ltda. Provision of health services
Disclosure of subsidiaries [line items]
Equity | R$		7
Proportion of ownership interest (as a percent)	76.49%
Telefônica Cloud e Tecnologia do Brasil S.A. Cybersecurity, electronic information security and IT consultancy
Disclosure of subsidiaries [line items]
Equity | R$		104
Proportion of ownership interest (as a percent)	88.24%
Telefônica Cloud e Tecnologia do Brasil S.A. Cybersecurity, electronic information security and IT consultancy | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	44.13%
Telefônica Cloud e Tecnologia do Brasil S.A. Cybersecurity, electronic information security and IT consultancy | Telefónica Cybersecurity & Cloud Tech S.L.U. Cybersecurity, electronic information security and IT consultancy
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	44.11%
IPNET Serviços em Nuvem e Desenvolvimento de Sistemas Ltda Software and systems resale, professional services and project management
Disclosure of subsidiaries [line items]
Equity | R$		31
Proportion of ownership interest (as a percent)	88.24%
IPNET USA, LLC Software and systems resale, professional services and project management
Disclosure of subsidiaries [line items]
Equity | $			$ 1
Proportion of ownership interest (as a percent)	88.24%
Telefónica Hispanoamérica, S.A.U. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 108
Proportion of ownership interest (as a percent)	100.00%
TLH Holdco, S.L.U. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 87
Proportion of ownership interest (as a percent)	100.00%
Telefónica Venezolana, C.A. Wireless communications operator
Disclosure of subsidiaries [line items]
Equity | Bs.F				Bs.F 1,905
Proportion of ownership interest (as a percent)	100.00%
Telefónica Venezolana, C.A. Wireless communications operator | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	97.13%
Telefónica Venezolana, C.A. Wireless communications operator | Comtel Comunicaciones Telefónicas, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	2.87%
Telefónica Colombia
Disclosure of subsidiaries [line items]
Equity | $					$ 3,410
Proportion of ownership interest (as a percent)	67.50%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
Equity | $					3,330
Proportion of ownership interest (as a percent)	67.50%
Unired Colombia S.A.S Service provider related to telecommunications
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	33.75%
Investments accounted for by the equity method | $					12,826
Pegaso Pcs S.A. de C.V. Communications services operator
Disclosure of subsidiaries [line items]
Equity | $						$ 3,241
Proportion of ownership interest (as a percent)	100.00%
Pegaso Pcs S.A. de C.V. Communications services operator | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.98%
Pegaso Pcs S.A. de C.V. Communications services operator | Celular de Telefonía S.A. de CV. Consulting services
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.02%
Celular de Telefonía S.A. de CV. Consulting services
Disclosure of subsidiaries [line items]
Equity | $						2,650
Proportion of ownership interest (as a percent)	100.00%
Celular de Telefonía S.A. de CV. Consulting services | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	32.35%
Celular de Telefonía S.A. de CV. Consulting services | Pegaso Pcs S.A. de C.V. Communications services operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	67.65%
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services
Disclosure of subsidiaries [line items]
Equity | $						305
Proportion of ownership interest (as a percent)	100.00%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Equity | $						1,805
Proportion of ownership interest (as a percent)	100.00%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Fisatel México, S.A. de C.V. SOFOM E.N.R. Integrated cash mangement, consulting and financial support for Group companies | Pegaso Pcs S.A. de C.V. Communications services operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Otecel, S.A. Wireless communications services provider
Disclosure of subsidiaries [line items]
Equity | $			183
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of subsidiaries [line items]
Equity | $							$ 188,019
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles Chile, S.A.
Disclosure of subsidiaries [line items]
Equity | $								$ 1,631,069
Proportion of ownership interest (as a percent)	100.00%
Telefónica Móviles Chile, S.A. | Telefónica Hispanoamérica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.86%
Telefónica Móviles Chile, S.A. | Inversiones Telefónica Internacional Holding, SpA. Holding Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.14%
Telefónica Chile, S.A. Local and international long distance telephony services provider
Disclosure of subsidiaries [line items]
Equity | $								874,773
Proportion of ownership interest (as a percent)	99.39%
Telefónica Chile Holdings, S.L.U. Holding Company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Empresas Chile S.A.
Disclosure of subsidiaries [line items]
Equity | $								103,756
Proportion of ownership interest (as a percent)	99.39%
Telefónica Chile Servicios Corporativos Limitada HUB service provider
Disclosure of subsidiaries [line items]
Equity | $								3
Proportion of ownership interest (as a percent)	99.69%
Telefónica Chile Servicios Corporativos Limitada HUB service provider | Telefónica Chile, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.54%
Telefónica Chile Servicios Corporativos Limitada HUB service provider | Telefónica Empresas Chile S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.30%
Telefónica Chile Servicios Corporativos Limitada HUB service provider | Telefónica Móviles Chile, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	48.85%
Inversiones Telefónica Internacional Holding, SpA. Holding Company
Disclosure of subsidiaries [line items]
Equity | $								511
Proportion of ownership interest (as a percent)	100.00%
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider
Disclosure of subsidiaries [line items]
Equity | S/									S/ 831
Proportion of ownership interest (as a percent)	99.32%
Media Networks Latin America, S.A.C Telecommunications research activities and proyects
Disclosure of subsidiaries [line items]
Equity | S/									158
Proportion of ownership interest (as a percent)	100.00%
Pangeaco, S.A.C Fibre rollout and capacity service provision
Disclosure of subsidiaries [line items]
Equity | S/									4
Proportion of ownership interest (as a percent)	100.00%
Pangeaco, S.A.C Fibre rollout and capacity service provision | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Pangeaco, S.A.C Fibre rollout and capacity service provision | Telefónica Hispanoamérica, S.A.U. Holding company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator
Disclosure of subsidiaries [line items]
Equity | $										$ 1,107
Proportion of ownership interest (as a percent)	100.00%
Telefónica Infra, S.L.U. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 12
Proportion of ownership interest (as a percent)	100.00%
Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica O2 Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											£ 9
Proportion of ownership interest (as a percent)	100.00%
Telefónica O2 Holdings Ltd. Holding company | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Telefónica O2 Holdings Ltd. Holding company | Telefónica Capital S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
MmO2 Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Germany Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 3,463
Proportion of ownership interest (as a percent)	100.00%
O2 (Europe) Ltd. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 6,895
Proportion of ownership interest (as a percent)	100.00%
Telefónica International Holding, B.V Holding company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Latinoamérica Holding, S.L.U. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 291
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Solutions, S.L.U. International service provider
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefonica Global Solutions USA, Inc. Provision of telecommunications services
Disclosure of subsidiaries [line items]
Equity | $			202
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Solutions Germany GmbH. International service provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Solutions México, S.A. de C.V. Carrying out research activities and projects in the field of telecommunications
Disclosure of subsidiaries [line items]
Equity | $						67
Proportion of ownership interest (as a percent)	100.00%
Telefónica Innovación Digital, S.L.U. Carrying out research activities and services in the field of telecommunications. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 28
Proportion of ownership interest (as a percent)	100.00%
Telefónica Digital Ltd. Developer Telco Services
Disclosure of subsidiaries [line items]
Equity | £											45
Proportion of ownership interest (as a percent)	100.00%
Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Wayra Chile Tecnología e Innovación SpA Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | $								29,899
Proportion of ownership interest (as a percent)	100.00%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | R$		52
Proportion of ownership interest (as a percent)	100.00%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Wayra Brasil Desenvolvedora e Apoiadora de Projetos Ltda Technological innovation based business project development | Telefónica Innovación Digital, S.L.U. Carrying out research activities and services in the field of telecommunications. Holding company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
WY Telecom, S.A. de C.V. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Equity | $						134
Proportion of ownership interest (as a percent)	100.00%
WY Telecom, S.A. de C.V. Talent identification and development in ICT | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
WY Telecom, S.A. de C.V. Talent identification and development in ICT | Telefónica Innovación Digital, S.L.U. Carrying out research activities and services in the field of telecommunications. Holding company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Wayra Argentina, S.A. Talent identification and development in ICT
Disclosure of subsidiaries [line items]
Equity | $							7,607
Proportion of ownership interest (as a percent)	100.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefonica Open Innovation S.L.U. Talent identification and development in ICT.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	95.00%
Wayra Argentina, S.A. Talent identification and development in ICT | Telefónica Innovación Digital, S.L.U. Carrying out research activities and services in the field of telecommunications. Holding company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	5.00%
Wayra Colombia, S.A.S. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | $					2,304
Proportion of ownership interest (as a percent)	100.00%
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities
Disclosure of subsidiaries [line items]
Equity | Bs.F				Bs.F 13
Proportion of ownership interest (as a percent)	100.00%
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | S/									28
Proportion of ownership interest (as a percent)	100.00%
Wayra UK Ltd. Technological innovation based business project development
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Argentina, S.A. ISP and portal
Disclosure of subsidiaries [line items]
Equity | $							$ 287
Proportion of ownership interest (as a percent)	100.00%
Terra Networks Argentina, S.A. ISP and portal | Telefónica Latinoamérica Holding, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Terra Networks Argentina, S.A. ISP and portal | Telefónica International Holding, B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Activities Holding, B.V. Holding Company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Services, GmbH Purchasing services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Global Roaming, GmbH Optimization of network traffic
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Group 3G UMTS Holding GmbH Holding Company
Disclosure of subsidiaries [line items]
Equity	€ 250
Proportion of ownership interest (as a percent)	100.00%
QUAM GmbH. IT facilities management activities
Disclosure of subsidiaries [line items]
Equity	€ 250
Proportion of ownership interest (as a percent)	100.00%
Telefónica Compras Electrónicas, S.L.U. Development and provision of information Society services
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Iot & Big Data Tech S.A.U. Provision of telemarketing services
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Geprom Software Engineering S.L.U. Technical engineering services and other consultancy activities
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Geprom Software Engineering S.A. de C.V. Technical engineering services and other consultancy activities
Disclosure of subsidiaries [line items]
Equity | $						0
Proportion of ownership interest (as a percent)	100.00%
TIS Hispanoamérica, S.L.U. Security services and systems
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefónica Capital, S.A.U. Finance company
Disclosure of subsidiaries [line items]
Equity	€ 7
Proportion of ownership interest (as a percent)	100.00%
Lotca Servicios Integrales, S.L.U. Aircraft ownership and operation
Disclosure of subsidiaries [line items]
Equity	€ 18
Proportion of ownership interest (as a percent)	100.00%
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds
Disclosure of subsidiaries [line items]
Equity	€ 16
Proportion of ownership interest (as a percent)	70.00%
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A.U. Administration and representation of collective investment schemes
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telefónica Luxembourg Holding, S.à.r.L. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 3
Proportion of ownership interest (as a percent)	100.00%
Nova Casiopea RE S.A. Reinsurance
Disclosure of subsidiaries [line items]
Equity	€ 15
Proportion of ownership interest (as a percent)	100.00%
Telefónica Seguros y Reaseguros Compañía Aseguradora, S.A.U. Conducting direct insurance business
Disclosure of subsidiaries [line items]
Equity	€ 24
Proportion of ownership interest (as a percent)	100.00%
Telefónica Finanzas, S.A.U.
Disclosure of subsidiaries [line items]
Equity	€ 3
Proportion of ownership interest (as a percent)	100.00%
Telefónica Correduría de Seguros y Reaseguros Compañía de Mediación, S.A. Distribution, promotion or preparation of insurance contracts
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Correduría de Seguros y Reaseguros Compañía de Mediación, S.A. Distribution, promotion or preparation of insurance contracts | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	16.67%
Telefónica Correduría de Seguros y Reaseguros Compañía de Mediación, S.A. Distribution, promotion or preparation of insurance contracts | Telefónica Finanzas, S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	83.33%
Telefónica Europe, B.V. Fund raising in capital markets
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Participaciones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Emisiones, S.A.U. Financial debt instrument issuer
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Aliança Atlântica Holding B.V. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 40
Proportion of ownership interest (as a percent)	88.24%
Aliança Atlântica Holding B.V. Holding company | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Aliança Atlântica Holding B.V. Holding company | Telefônica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	38.24%
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Equity | R$		63
Proportion of ownership interest (as a percent)	100.00%
Telefónica Gestión Integral de Edificios y Servicios S.L.U. Management and administrative services rendered
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
O2 Worldwide Limited Wireless telecommunications activities
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Servicios Globales, S.L.U. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Telefónica Holding Atticus, B.V. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Soluciones de Criptografía, S.A.U. Engineering, research and development
Disclosure of subsidiaries [line items]
Equity	€ 1
Proportion of ownership interest (as a percent)	100.00%
Cryptography & Security Systems S.L.U. Software programming activities
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Centroamérica Inversiones ,S.L. Communications services provider
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	60.00%
Telefónica Tech S.L.U. Holding company
Disclosure of subsidiaries [line items]
Equity	€ 67
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech S.L.U. Cybersecurity, electronic information security and IT consultancy
Disclosure of subsidiaries [line items]
Equity	€ 34
Proportion of ownership interest (as a percent)	100.00%
Telefónica Cybersecurity & Cloud Tech Chile SpA. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity | $								20,540
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech Inc. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity | $			7
Proportion of ownership interest (as a percent)	100.00%
Audertis Audit Services S.L.U. Provision of audit services in the areas of security, privacy and data protection
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Govertis Advisory Services S.L.U. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Colombia, SAS Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity | $					406
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity | $						80
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting | Telefónica Cybersecurity & Cloud Tech Chile SpA. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	60.47%
Telefonica Cybersecurity Tech Mexico, S.A de C.V. Cybersecurity, electronic information security and IT consulting | Telefonica Iot & Big Data Tech S.A.U. Provision of telemarketing services
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.53%
Telefônica Cibersegurança e Tecnología do Brasil Ltda Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity | R$		26
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech Perú S.A.C. Cybersecurity, electronic information security and IT consulting
Disclosure of subsidiaries [line items]
Equity | S/									30
Proportion of ownership interest (as a percent)	100.00%
Telefonica Cybersecurity & Cloud Tech Deutschland GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Acens Technologies
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Altostratus Solutions, S.L.
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK & Ireland, Limited
Disclosure of subsidiaries [line items]
Equity | £											14
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK TOG Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Managed Services Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Northern Ireland Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Communication & Collaboration Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Northern Ireland Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Ireland Limited
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Telefonica Tech Ocean Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Perpetual Topco Limited
Disclosure of subsidiaries [line items]
Equity | £											4
Proportion of ownership interest (as a percent)	100.00%
Perpetual Midco Limited
Disclosure of subsidiaries [line items]
Equity | £											4
Proportion of ownership interest (as a percent)	100.00%
Perpetual Bidco Limited
Disclosure of subsidiaries [line items]
Equity | £											3
Proportion of ownership interest (as a percent)	100.00%
Incremental Group Holdings Limited
Disclosure of subsidiaries [line items]
Equity | £											1
Proportion of ownership interest (as a percent)	100.00%
Redspire Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech UK Business Applications Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Adatis Group Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech UK Data & AI Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech Bulgaria Limited
Disclosure of subsidiaries [line items]
Equity | лв												лв 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech India Private Limited
Disclosure of subsidiaries [line items]
Equity | ₨													₨ 0
Proportion of ownership interest (as a percent)	100.00%
Telefónica Tech India Private Limited | Telefonica Tech UK & Ireland, Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	99.99%
Telefónica Tech India Private Limited | Telefonica Tech UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telefónica Tech UK Data & AI MS Limited
Disclosure of subsidiaries [line items]
Equity | £											0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Enhancement GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Germany GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna AB (Sweden)
Disclosure of subsidiaries [line items]
Equity | kr														kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-Terna Automation AG
Disclosure of subsidiaries [line items]
Equity | SFr															SFr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna ApS (Denmark)
Disclosure of subsidiaries [line items]
Equity | kr																kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna B.V. (Netherlands)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna GmbH (Leipzig)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Austria GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna GmbH (Innsbruck)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
Pipol A/S
Disclosure of subsidiaries [line items]
Equity | kr																kr 1
Proportion of ownership interest (as a percent)	100.00%
BE-terna A/S (Norway)
Disclosure of subsidiaries [line items]
Equity | kr																	kr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Business Solutions GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Industry Solutions GmbH
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna AG (Switzerland)
Disclosure of subsidiaries [line items]
Equity | SFr															SFr 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna SRL
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Adriatic
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Belgrade (Serbia)
Disclosure of subsidiaries [line items]
Equity | дин																		дин 14
Proportion of ownership interest (as a percent)	100.00%
BE-terna Ljubijana (Slovenia)
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
BE-terna Zagreb (Croatia)
Disclosure of subsidiaries [line items]
Equity	€ 2
Proportion of ownership interest (as a percent)	100.00%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Equity	€ 260
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Equity | $			291
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Equity	€ 5
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable República Dominicana, S.A.S.
Disclosure of subsidiaries [line items]
Equity | $			6
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.30%
Telxius Cable República Dominicana, S.A.S. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.70%
Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Equity | $			78
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Argentina, S.A. | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	66.50%
Telxius Cable Argentina, S.A. | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	3.50%
Telxius Cable Panamá, S.A. Installation and operation of telecommunications networks for wholesalers
Disclosure of subsidiaries [line items]
Equity | $			10
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Puerto Rico, Inc. High capacity optical fibre network communications services
Disclosure of subsidiaries [line items]
Equity | $			14
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable USA, Inc. High bandwidth communications services
Disclosure of subsidiaries [line items]
Equity | $			58
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Ecuador, S.A. Sale of usage of data transmission capacity via an underwater optical fibre network
Disclosure of subsidiaries [line items]
Equity | $			5
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Chile S.A.
Disclosure of subsidiaries [line items]
Equity | $			26
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Guatemala, S.A.
Disclosure of subsidiaries [line items]
Equity | $			20
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Perú, S.A.C.
Disclosure of subsidiaries [line items]
Equity | $			20
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system
Disclosure of subsidiaries [line items]
Equity | $			4
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	66.49%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Chile S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.17%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Perú, S.A.C.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.17%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Guatemala, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	1.16%
Telxius Cable Colombia, S.A. Supply of data transmission capacity via underwater cable system | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.01%
Telxius Cable Brasil Participaçoes, Ltda. Holding company
Disclosure of subsidiaries [line items]
Equity | $			62
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Brasil, Ltda. Operation and deployment of telecommunications infrastructure
Disclosure of subsidiaries [line items]
Equity | $			74
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
Equity | $			2
Proportion of ownership interest (as a percent)	70.00%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	68.90%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.55%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network | Telxius Cable Argentina, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.55%
Telxius México, S.R.L. DE C.V
Disclosure of subsidiaries [line items]
Equity | $			0
Proportion of ownership interest (as a percent)	70.00%
Telxius México, S.R.L. DE C.V | Telxius Cable América, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	69.98%
Telxius México, S.R.L. DE C.V | Telxius Cable España, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	0.02%
Telefónica Local Services GmbH Holding
Disclosure of subsidiaries [line items]
Equity	€ 0
Proportion of ownership interest (as a percent)	100.00%
VMO2
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | £											0
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	44.12%
Investments accounted for by the equity method | R$		189
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefónica Infra, S.L.U. Holding company
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
FiBrasil Infraestructura e Fibra Ótica, S.A. | Telefonica Brasil, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	19.12%
VivaE Educação Digital S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	38.24%
Investments accounted for by the equity method | R$		33
Gud Comercializadora de Energia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	38.24%
Investments accounted for by the equity method | R$		21
HoldCo infraCo SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.76%
Investments accounted for by the equity method | $								135,534
HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	39.76%
Investments accounted for by the equity method | $								$ 246,002
Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | R$		R$ 5
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
Telefónica Factoring Do Brasil, Ltd. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	10.00%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $						$ 0
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | S/									6
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Perú, S.A.C. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Colombia, S.A. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $					4,000
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefónica, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.50%
Telefónica Factoring Colombia, S.A. Factoring services provider | Telefónica Factoring España, S.A. Factoring
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.50%
Telefónica Factoring Chile, SpA. Factoring services provider
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $			$ 547
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 5
Movistar Consumer Finance Colombia SAS.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | $					6,000
Alamo HoldCo S.L. (Onnet Fibra Colombia)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.00%
Investments accounted for by the equity method	€ 0
Onnet Fibra Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	27.00%
Investments accounted for by the equity method | $					$ 56,307
Internet para todos S.A.C
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	54.30%
Investments accounted for by the equity method | S/									S/ 364
Movistar Prosegur Alarmas
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Prosegur Soluciones S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios, S.L. Service provision related to film and video production activities
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Uno, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Dos, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendía Estudios Canarias S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Buendia Estudios Bizkaia, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
Solar360 de Repsol y Movistar S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.68%
Investments accounted for by the equity method	€ 0
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.68%
UGG TopCo/HoldCo General Partner GmbH. | Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
Capital increase of UGG TopCo (Note 10)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.68%
Investments accounted for by the equity method	€ 0
Capital increase of UGG TopCo (Note 10) | Telefónica Deutschland Holding A.G.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	9.68%
Capital increase of UGG TopCo (Note 10) | Telefónica Infra Germany GmbH Broadband telecommunications operator
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	40.00%
UGG HoldCo GmbH& Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.68%
Investments accounted for by the equity method	€ 0
UGG General Partner GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.68%
Investments accounted for by the equity method	€ 0
Unsere Grüne Glasfaser (UGG)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.68%
Investments accounted for by the equity method	€ 0
Infrafibre Germany GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	49.68%
Investments accounted for by the equity method	€ 2
Daytona Midco, S.L. (Nabiax)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.00%
Investments accounted for by the equity method	€ 0
Digital Data Centre BidCo, SLU.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	20.00%
Investments accounted for by the equity method	€ 4
Telefónica Renting, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method	€ 1
Opal Holdco Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	50.00%
Investments accounted for by the equity method | £											2
Opal Jvco Limited (nexfibre)
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Investments accounted for by the equity method | £											£ 4
Utiq, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest (as a percent)	25.00%
Investments accounted for by the equity method	€ 22